Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital (Tables) [Line Items]
Schedule of number of shares and stated value of outstanding shares
	Number of shares	Stated value
Telesat Public Shares	11,907,246	$36,501
Class C Shares	112,841	6,340
	12,020,087	$42,841

Limited Partnership units [Member]
Share Capital (Tables) [Line Items]
Schedule of number of shares and stated value of outstanding shares
	Number of units	Stated value
Class A and Class B LP Units	19,428,491	$53,169
Class C LP Units	18,098,362	59,683
	37,526,853	$112,852

Telesat Canada [Member]
Share Capital (Tables) [Line Items]
Schedule of number of shares and stated value of outstanding shares
	Number of shares	Stated value
Common Shares	74,252,460	$26,580
Voting Participating Preferred Shares	7,034,444	48,246
Non-Voting Participating Preferred Shares	38,508,117	80,862
Director Voting Preferred Shares	1,000	10
Share capital		$155,698